Registration No. 033—73248

Investment Company Act File No. 811-08228

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 42	☒

(Check Appropriate Box or Boxes)

THE TIMOTHY PLAN

(Exact Name of Registrant as Specified in Charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal Executive Offices)

(407) 644-1986

(Registrant’s Telephone Number, Including Area Code)

Arthur D. Ally

1055 Maitland Center Commons

Maitland, FL 32751

(Name and Address of Agent for Service)

Copies to:

David D. Jones, Esquire

395 Sawdust Road, #2148

The Woodlands, TX 77381

Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Timothy Plan Strategic Growth Portfolio Variable Series and the Timothy Plan Conservative Growth Portfolio Variable, each a series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Winter Park and the State of Florida on October 11, 2011.

THE TIMOTHY PLAN

By:	/s/ Arthur D. Ally

Arthur D. Ally, Chairman, President and Treasurer

Pursuant to the Requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Arthur D. Ally Arthur D. Ally	Chairman, President & Treasurer - Trustee	October 11, 2011

Joseph E. Boatwright*	Trustee, Secretary	October 11, 2011

Matthew D. Staver*	Trustee	October 11, 2011

Deborah Honneycutt*	Trustee	October 11, 2011

Charles E. Nelson*	Trustee	October 11, 2011

Scott Preissler, Ph.D*	Trustee	October 11, 2011

Alan M. Ross*	Trustee	October 11, 2011

Kenneth Blackwell*	Trustee	October 11, 2011

William W. Johnson*	Trustee	October 11, 2011

John C. Mulder*	Trustee	October 11, 2011

Patrice Tsague*	Trustee	October 11, 2011

Richard W. Copeland*	Trustee	October 11, 2011

*By	/s/ Arthur D. Ally, Attorney-In -Fact under Power of Attorney	October 11, 2011
Arthur D. Ally

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase